GoodHaven Fund
SCHEDULE OF INVESTMENTS at August 31, 2022 (Unaudited)

Shares		COMMON STOCKS - 88.2%		Value
		Banks-Diversified - 3.6%
80,000		Bank of America Corp.		$2,688,800
8,000		JPMorgan Chase & Co.		909,840
				3,598,640

		Capital Markets - 9.8%
6,300		The Goldman Sachs Group, Inc.		2,095,821
242,512		Jefferies Financial Group, Inc.		7,782,210
				9,878,031

		Diversified Holding Companies - 14.0%
50,200		Berkshire Hathaway Inc. - Class B [1]		14,096,160

		General Building Materials - 5.8%
99,400		Builders FirstSource, Inc. [1]		5,825,834

		Home Builder - 3.5%
56,484		Lennar Corporation - Class B		3,483,933

		Industrial Conglomerate - 4.1%
68,226		EXOR NV		4,131,668

		Interactive Media & Services - 13.8%
106,200		Alphabet Inc. - Class C [1]		11,591,730
13,800		Meta Platforms, Inc. - Class A [1]		2,248,434
				13,840,164

		Internet & Direct Marketing Retail - 1.1%
12,000		Alibaba Group Holding Ltd. [1]		1,144,920

		Investment Management - 5.3%
36,555		Brookfield Asset Management, Inc. - Class A		1,758,661
252		Brookfield Asset Management Reinsurance Partners Ltd. [1]		12,134
70,000		KKR & Co, Inc.		3,539,200
				5,309,995

		Machinery, Equipment, and Supplies Merchant Wholesalers - 1.4%
47,805		Global Industrial Co.		1,437,974

		Metals & Mining - 1.0%
68,650		Barrick Gold Corp.		1,019,453

		Mortgage Banking - 0.9%
85,011		Guild Holdings Co. - Class A [1]		844,159

		Oil & Gas Equipment & Services - 2.8%
148,200		TerraVest Industries, Inc.		2,843,598

		Oil & Gas Exploration & Production - 5.9%
84,161		Devon Energy Corp.		5,943,450

		Oil & Gas Infrastructure - 2.1%
75,667		Hess Midstream LP - Class A		2,142,133

		Property/Casualty Insurance - 4.3%
35,000		The Progressive Corp.		4,292,750

		Real Estate - 4.9%
183,000		STORE Capital Corp. - REIT		4,937,340

		Specialty Retail - 3.9%
42,000		Academy Sports & Outdoors, Inc.		1,809,360
8,100		RH [1]		2,072,871
				3,882,231

		TOTAL COMMON STOCKS
		(Cost $53,065,203)		88,652,433

		PREFERRED STOCKS - 1.0%
		Government Agency - 1.0%
31,037		Federal National Mortgage Association, Series N, 5.500% [1,2]		133,769
7,750		Federal National Mortgage Association, Series E, 5.100% [1,2]		34,875
69,980		Federal National Mortgage Association, Series R, 7.625% [1,2]		181,948
216,881		Federal National Mortgage Association, Series T, 8.250% [1,2]		631,124
				981,716

		TOTAL PREFERRED STOCKS
		(Cost $929,908)		981,716

		SHORT-TERM INVESTMENTS - 1.1%
		Money Market Deposit Account - 1.1%
1,104,000		U.S. Bank Money Market Deposit Account, 2.000% [3]		1,104,000

		TOTAL SHORT-TERM INVESTMENTS (Cost $1,104,000)		1,104,000

Amount		U.S. GOVERNMENT SECURITIES - 10.1%
		United States Treasury Bills - 10.1%
$350,000		0.000% due 11/3/2022 [4]		348,396
9,850,000		0.000% due 12/1/2022 [4]		9,778,631
				10,127,027

		TOTAL U.S. GOVERNMENT SECURITIES
		(Cost $10,146,142)		10,127,027

		MISCELLANOUS SECURITIES - 0.0% [5,6,7]	Notional Value
		TOTAL MISCELLANOUS SECURITIES
		(Cost $182,419)	$ 1,819,125	45,188

		Total Investments
		(Cost $65,484,530) - 100.4%		100,910,364
		Liabilities in Excess of Other Assets - (0.4)%		(374,975)
		TOTAL NET ASSETS - 100.0%		$100,535,389

	REIT	Real Estate Investment Trust
	[1]	Non-income producing security.
	[2]	Perpetual maturity.
	[3]
The Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of August 31, 2022.

	[4]	Rate represents the annualized effective yield to maturity from the purchase price.
	[5]	Represents unrestricted previously undisclosed exchange-traded purchased options which the Fund has held for less than one year.
	[6]	Notional value related to derivatives only.
	[7]	Does not round to (0.01)% or 0.01%.

GoodHaven Fund
Summary of Fair Value Exposure at August 31, 2022 (Unaudited)

The GoodHaven Fund, (the "Fund"), utilizes various methods to measure the fair value of most of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of August 31, 2022. See the Schedule of Investments for industry breakouts.

Description	Level 1	Level 2	Level 3	Total
Investments at Fair Value
Assets
Common Stocks	$88,652,433	$–	$–	$88,652,433
Preferred Stocks	981,716	–	–	981,716
Short-Term Investments	1,104,000	–	–	1,104,000
United States Government Securities	–	10,127,027	–	10,127,027
Miscellaneous Securities	–	45,188	–	45,188
Total Investments in Securities	$90,738,149	$10,172,215	$–	$100,910,364